Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit attributable to equity holders of the parent	$ 1,937	$ 1,740
Weighted average number of shares on issue for basic earnings per share	1,896,041,815	1,896,624,636
Effect of dilution from contingently issuable shares	14,691,983	12,981,487
Weighted average number of shares on issue adjusted for the effect of dilution	1,910,733,798	1,909,606,123
Basic earnings per share	$ 1.022	$ 0.917
Diluted earnings per share	$ 1.014	$ 0.911